Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,686,244	[1]	$ 6,148,298	[1]
Loan Impairment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,835		3,125
Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,677,409		6,145,173
Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,801		0
Delinquent Loan [Member] | Loan Impairment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		3,125
Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,034		0
Past Due Balances [Member] | Loan Impairment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,034		0
Up To One Month [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	947,624		1,017,794
From One Month To Three Months [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,502,905		1,749,348
From Three Months To Six Months [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,268,478		949,364
From Six Months To One Year [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,067,073		774,803
From One Year To Two Years [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	989,805		942,327
From Two Years To Five Years [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	870,163		711,537
From Five Years to Seven Years [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 31,361		$ 0

[1]	Current ratings as of December 31, 2014 and 2013, respectively.